OPERATING SEGMENT INFORMATION - Income from external customers per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Segment
Construction revenue	R$ 1,535,840
Other operating income	(1,647,984)	R$ (2,029,129)	R$ (1,415,834)
Reportable Segments [Member]
Operating Segment
Power supply for distribution companies	15,261,475	14,425,819	15,870,784
Power supply for end consumers	3,334,527	2,661,499	2,282,200
CCEE	3,090,100	1,176,156	1,353,218
O&M revenue	10,188,340	9,425,516	8,476,302
Financial effect of Itaipu	65,831	(13,566)	269,432
Revenue from construction of renewed plants	1,618,045	816,002	797,250
Contractual revenue	9,946,626	6,026,214	5,857,486
Other operating income	925,906	710,591
Deduction from operating income	(6,814,609)	(6,147,718)
Total Net Operating Income	37,616,241	29,080,513	34,906,672
Generation
Operating Segment
Power supply for distribution companies	15,261,475	14,425,819	15,870,784
Power supply for end consumers	3,334,527	2,661,499	2,282,200
CCEE	3,090,100	1,176,156	1,353,218
O&M revenue	4,220,474	3,982,409	3,549,019
Construction revenue	82,205	37,800	49,353
Financial effect of Itaipu	65,831	(13,566)	269,432
Revenue from construction of renewed plants	82,205	37,800	49,353
Other operating income	462,473	306,877
Deduction from operating income	(4,774,857)	(4,218,416)
Total Net Operating Income	21,742,228	18,358,578	23,374,006
Transmission
Operating Segment
O&M revenue	5,967,866	5,443,107	4,927,283
Construction revenue	1,535,840	778,202	753,025
Revenue from construction of renewed plants	1,535,840	778,202	747,897
Contractual revenue	9,946,626	6,026,214	5,857,486
Other operating income	73,371	79,557
Deduction from operating income	(1,999,218)	(1,888,152)
Total Net Operating Income	15,524,485	10,438,928	R$ 11,532,666
Administration
Operating Segment
Other operating income	390,062	324,157
Deduction from operating income	(40,534)	(41,150)
Total Net Operating Income	R$ 349,528	R$ 283,007